Deferred Tax Assets and Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Components of deferred tax assets are as follows:

December 31, 2014
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$13,824

Less valuation allowance	(13,824)

Deferred tax assets, net of valuation allowance	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

For the period from October 16, 2014 (inception) through December 31, 2014

Federal statutory income tax rate	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)

Effective income tax rate	0.0%

Pro Forma [Member]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Components of the Company's deferred tax assets would have been as follows:

December 31, 2014
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$82,908

Less valuation allowance	(82,908)

Deferred tax assets, net of valuation allowance	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision would have been as follows:

For the year ended December 31, 2014

Federal statutory income tax rate	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)

Effective income tax rate	0.0%